Capital stock (Tables)	12 Months Ended
Aug. 31, 2024
Capital stock.
Summary of issued capital

	2024	2023
	$	$
163,403 Voting Common Shares [2023 – 82,795]	55,382,754	50,395,717
475 Pre-Funded Warrants [2023 – nil]	38,725	—
	55,421,479	50,395,717